INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%
Unrecognized tax benefits		$ 0	$ 0